Offerings	Sep. 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	The registrants are registering an indeterminate amount of securities for offer and sale from time to time at indeterminate offering prices. In reliance on Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fees relating to the registration of securities. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of debt securities registered pursuant to this registration statement
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See note 1. Pursuant to Rule 457(n) under the Securities Act of 1933, no separate fee is payable with respect to the guarantees.